Segment Reporting Net Sales by Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting Information [Line Items]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
United States
Segment Reporting Information [Line Items]
Net sales									17,844	18,218	18,324
International
Segment Reporting Information [Line Items]
Net sales									5,251	5,877	5,575
Canada
Segment Reporting Information [Line Items]
Net sales									$ 1,882	$ 2,173	$ 2,177